Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 13 - INCOME TAX:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

The Company and Nanox AI Ltd are taxed under the laws of the State of Israel at a corporate tax rate of 23%.

In 2021, 2020 and 2019, the Company is at a loss position and therefore has no corporate tax liability. As of December 31, 2021, 2020 and 2019, the Company has a carry forward loss of approximately $56.3 million, $32.3 million and $2.3 million, respectively. Such carry forward loss has no expiration date.

In 2021, 2020 and 2019, Nanox AI Ltd. is at a loss position and therefore has no corporate tax liability. As of December 31, 2021, 2020 and 2019, Nanox AI Ltd. has a carry forward loss of approximately $61.9 million, $45.3 million and $17.6 million, respectively. Such carry forward loss has no expiration date.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%.

Korea

Nanox Korea is subject to a Corporate income tax with accordance with the Korean tax law. The tax rate ranges between 10% to 25%, depending on the companies’ taxable income. In Addition, Nanox Korea is subject to a Local income tax of 10%. In 2021, Nanox Korea was at a loss position and therefore had no corporate tax liability. As of December 31, 2021 and 2020, Nanox Korea has a carry forward loss of approximately $7.1 million and $0.2 million, respectively. Such carry forward loss has 15 years expiration date.

Japan

Nanox Inc. is subject to national corporate income tax, and enterprise tax, which, in the aggregate resulted in effective tax rate of approximately 33.59%.

b.	Income (loss) Before Income Taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2021	2020	2019
	U.S. dollars in thousands
Domestic (Israel)	(56,609)	(43,449)	(22,588)
Foreign	(5,237)	(366)	25
Loss before income taxes	(61,846)	(43,815)	(22,563)

c.	Income tax expenses consisted of the following for the periods indicated:

	Year Ended December 31
	2021	2020	2019
	U.S. dollars in thousands
Domestic (Israel)	(57)	-	-
Foreign	9	-	-

Income tax expenses	(48)	-	-

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2021, 2020 and 2019 were comprised of the following:

	December 31
	2021	2020	2019

	U.S. dollars in thousands
Current:
Domestic	-	—	—
Foreign	68	-	-

Total	68	-	-

Deferred:
Domestic	(57)	—	—
Foreign	(59)	—	—

Total	(116)	—	—

Provision for income taxes	(48)	-	-

A reconciliation our theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2021	2020	2019
	U.S. dollars in thousands
Loss before taxes on income	(61,846)	(43,815)	(22,563)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(14,225)	(10,077)	(5,189)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(110)	-	-
Operating losses and other temporary differences for which valuation allowance was provided	6,174	7,235	701
Permanent differences	8,113	2,842	4,480
Actual tax benefit	(48)	-	-

e.	Deferred tax assets

Nanox IL’s deferred tax asset as of December 31, 2021 and December 31, 2020 was related to tax losses accumulated and carryforward. The reconciling item between the statutory tax rate of the Company and the effective tax rate is the change in valuation allowance in respect of tax benefits from carried forward tax losses due to uncertainty of the realization of such tax benefits.

The components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 were as follows:

	December 31
	2021	2020
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	30,234	7,480
Research and development	4,010	1,213
Employee and payroll accrued expenses	304	96
Other	109	-
Total deferred tax assets	34,657	8,789
Less deferred tax liabilities	(21,775)	-
Deferred tax assets, net	12,882	8,789
Less valuation allowance for deferred tax assets	(12,882)	(8,789)

Deferred tax assets		—

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2021, and 2020, the Company has recorded a full valuation allowance of $12,882 and $8,789 thousand with regard to its deferred taxes (which is mainly tax loss carryforwards temporary differences due to unallowed research and development expenses) generated in Israel, respectively.

U.S. dollars in thousands
Valuation allowance, December 31, 2020	$8,789
Increase due to business combination	2,530
Increase	1,563
Valuation allowance, December 31, 2021	$12,882